Guarantees (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Guarantees [Abstract]
Surety bonds outstanding	$ 46.8	$ 49.1
Commercial standby letters of credit outstanding	110.0	118.9
Outstanding bank guarantees related to international subsidiaries	55.9	57.4
Cash collateral of bank guarantees	15.1	13.3
Cash securing letters of credit		33.0
Letters of credit as collateral		$ 2.0